Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenues	$ 32,981,506	$ 13,087,222	$ 79,733,568	$ 29,000,730
E-commerce sales [Member]
Total Revenues	1,944,687	681,299
Sales at company owned stores [Member]
Total Revenues	$ 31,036,819	$ 12,405,923